SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Class A Common Stock Subject to Possible Redemption
At December 31, 2021 and 2020, Class A common stock reflected in the consolidated balance sheets are reconciled in the following table:
Gross proceeds	$132,250,000
Less:
Proceeds allocated to Public Warrants	$(6,482,000)
Issuance costs allocated to Class A Common Stock	(7,029,990)
Plus:
Remeasurement adjustment of carrying value to redemption value	$13,511,990

Class A common stock subject to possible redemption	$132,250,000

Basic and Diluted Loss Per Common Share
The following table reflects the calculation of basic and diluted net income per common stock (in dollars, except per share amounts):
	Year Ended December 31, 2021		For the Period from July 14, 2020 (Inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$3,992,093	$998,023	$(3,254,481)	$(1,308,868)
Denominator:
Basic and diluted weighted average shares outstanding	13,225,000	3,306,250	7,779,412	3,128,676

Basic and diluted net income (loss) per common stock	$0.30	$0.30	$(0.42)	$(0.42)